Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of year at Oct. 31, 2021			$ 23,066	$ 5,700	$ (152)	$ (10)	$ 173	$ 63,944					$ 14	$ 5,230	$ 1,930	$ 510	$ 181
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			120				18
Shares issued as a result of dividend reinvestment plan			1,442
Purchase of shares for cancellation and other			(265)
Issue of shares and other equity instruments				5,553
Purchase of shares					(10,852)
Purchase of shares and other equity instruments						(255)
Sale of shares and other equity instruments						258
Sale of shares					10,913
Net premium (discount) on sale of treasury instruments							(3)
Other							(9)
Net income attributable to equity instrument holders								17,429
Preferred dividends and distributions on other equity instruments									$ (6,442)	$ (259)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)								(1,930)
Share and other equity instrument issue expenses								(24)
Remeasurement gain/(loss) on employee benefit plans	$ 815							815
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								165
Other comprehensive income (loss)	(986)															(981)
Allowance for credit losses	(5)															(5)
Other comprehensive income (loss)																	7
Reclassification of loss/(gain) to retained earnings																	(165)
Other comprehensive income (loss)	64												64
Other comprehensive income (loss)	6,818													6,818
Other comprehensive income (loss)	(7,647)														(7,647)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (3,200)										$ (3,968)
Balance at end of year at Oct. 31, 2022	111,383		24,363	11,253	(91)	(7)	179	73,698			$ 1,988		78	12,048	(5,717)	(476)	23	$ 111,383
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			83				27
Shares issued as a result of dividend reinvestment plan			1,720
Purchase of shares for cancellation and other			(732)
Redemption of shares and other equity instruments				(400)
Purchase of shares					(7,959)
Purchase of shares and other equity instruments						(590)
Sale of shares and other equity instruments						532
Sale of shares					7,986
Net premium (discount) on sale of treasury instruments							(21)
Other							(30)
Net income attributable to equity instrument holders								10,782
Preferred dividends and distributions on other equity instruments									$ (6,982)	$ (563)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)								(3,553)
Remeasurement gain/(loss) on employee benefit plans	(86)							(86)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(252)
Other comprehensive income (loss)	63															63
Other comprehensive income (loss)																	(402)
Reclassification of loss/(gain) to retained earnings																	252
Other comprehensive income (loss)	(116)												(116)
Other comprehensive income (loss)	629													629
Other comprehensive income (loss)	245														245
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 91										$ (3,877)
Balance at end of year at Oct. 31, 2023	$ 112,107		$ 25,434	$ 10,853	$ (64)	$ (65)	$ 155	$ 73,044			$ 2,750		$ (38)	$ 12,677	$ (5,472)	$ (413)	$ (127)	$ 112,107